Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies
Commitments and Contingencies

Note 5 — Commitments and Contingencies

Registration and Shareholder Rights

Pursuant to a registration rights agreement entered into on July 19, 2021, the holders of Founder Shares, Private Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any ordinary shares issuable upon the exercise of the Private Warrants and warrants that may be issued upon conversion of Working Capital Loans) are entitled to registration rights, requiring the Company to register such securities for resale. These holders will be entitled to certain demand and “piggyback” registration rights. However, the registration and shareholder rights agreement provide that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Business Combination Marketing Agreement

At the closing of the IPO and in connection with a business combination, the Company and the underwriters entered into an agreement (the “Business Combination Marketing Agreement”), whereby the underwriters are to assist the Company in holding meetings with the Company’s shareholders to discuss potential business combination targets and the target business’s attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with the potential business combination, provide financial advisory services to assist the Company in its efforts to obtain any shareholder approval for the business combination and assist the Company with its press releases and public filings in connection with the business combination. Pursuant to the Business Combination Marketing Agreement, the marketing fee payable to the representatives will be 3.5% of the gross proceeds of the IPO, or $2,800,000, upon the consummation of our business combination.

Proposed Mobix Labs Transaction

The obligations of the Company and Mobix Labs to consummate the Proposed Mobix Labs Transaction are subject to the satisfaction or waiver of certain customary conditions to closing, including, among other things: (i) the expiration or termination of all applicable waiting periods (or any extension thereof) under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, (ii) the Company having at least $5,000,001 of net tangible assets after giving effect to the PIPE Investment in accordance with the terms of the PIPE Subscription Agreement and following the exercise by Public Shareholders of their redemption rights, (iii) approval by the required shareholders of the Company of the Business Combination Agreement and the Proposed Mobix Labs Transaction, (iv) the absence of any law enacted or order issued or threatened in writing by a governmental authority having the effect of restricting or making the Proposed Mobix Labs Transaction illegal or otherwise prohibiting, restricting or making illegal the consummation of the Proposed Mobix Labs Transaction, (v) shareholder approval of the Company to extend the time period for it to consummate a business combination from January 22, 2023 to July 22, 2023, which shareholder approval has been obtained, (vi) the performance or compliance in all material respects by the parties with all of the agreements and covenants required to be performed by such party under the Business Combination Agreement on or prior to the closing date, (vii) the resignation of certain officers and directors of the Company and Mobix Labs and (viii) the execution and delivery of the amended and restated registration rights agreement.

The Business Combination Agreement, as amended, may be terminated by the Company and/or Mobix Labs under certain circumstances at any time prior to the closing, notwithstanding any requisite approval and adoption of the Business Combination Agreement and the Proposed Mobix Labs Transaction by the Mobix Labs stockholders or the Company, including, among others, (i) by the Company or Mobix Labs if the Closing has not occurred on or before November 22, 2023, (ii) by the Company if any Mobix Labs stockholder litigation is commenced or threatened in writing by a Mobix Labs stockholder at any time prior to the effective time and (iii) by the Company if Mobix Labs’ PCAOB audited financial statements were not delivered to the Company, in form and substance reasonably satisfactory to the Company, on or before December 15, 2022 (which right to terminate the Business Combination Agreement under this clause (iii) was required to be exercised before the date of the initial public filing of the registration statement on Form S-4 relating to the Proposed Mobix Labs Transaction with the SEC, and which right the Company elected not to exercise prior to such filing date).

PIPE Subscription Agreement

Pursuant to the PIPE Subscription Agreement, the Company has agreed and shall use its commercially reasonable efforts to file an SEC registration statement registering the shares of Class A Common Stock acquired by the PIPE Investor (the “PIPE Resale Registration Statement”) for public resale within 45 days of closing. The Company also agreed to issue additional shares of Class A Common Stock to the PIPE Investor (the “Make-Whole Features”) in the event that the volume weighted average price per share of the Class A Common Stock during the 30-day period commencing on the date that is 30 days after the date on which the PIPE Resale Registration Statement is declared effective (the “Adjustment Period VWAP”) is less than $10.00 per share. In such case, the PIPE Investor will be entitled to receive a number of shares of Class A Common Stock equal to the product of (x) the number of shares of Class A Common Stock issued to the PIPE Investor at the closing of the subscription and held by the PIPE Investor through the date that is 30 days after the effective date of the PIPE Resale Registration Statement multiplied by (y) a fraction, (A) the numerator of which is $10.00 minus the Adjustment Period VWAP and (B) the denominator of which is the Adjustment Period VWAP. In the event that the Adjustment Period VWAP is less than $7.00, the Adjustment Period VWAP will be deemed to be $7.00.

The Company evaluated the accounting treatment for PIPE Subscription Agreement, which contains embedded Make-Whole Features, in accordance with ASC 480 and ASC 815 and has determined to account for the PIPE Subscription Agreement as a freestanding financial instrument and as a liability. The Company has concluded that, although the PIPE Subscription Agreement does not meet the definition of a liability under ASC 480, the PIPE Subscription Agreement should be classified as a liability (the “PIPE derivative liability”) upon the application of ASC 815-40 because (i) the number of additional shares issuable pursuant to the Make-Whole Features depends on whether there is an effective PIPE Resale Registration Statement (i.e., the Adjustment Period VWAP described above cannot be determined until the PIPE Resale Registration Statement has been declared effective) and (ii) an effective registration statement is not an input to the fair value option model for a fixed-for-fixed forward, which precludes the PIPE Subscription Agreement from being considered indexed to the Company’s own stock under Step 2 of the indexation guidance contained in ASC 815-40-15-7. As a result, the Company was required to measure the fair value of the PIPE derivative liability as of the time the Company entered into the PIPE Subscription Agreement and is required to do so at the end of each reporting period and is required to recognize the change in fair value in the Company’s operating results for the current period (See Note 7).

Note 6 — Commitments and Contingencies

Registration and Shareholder Rights

Pursuant to a registration rights agreement entered into on July 19, 2021, the holders of Founder Shares, Private Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any ordinary shares issuable upon the exercise of the Private Warrants and warrants that may be issued upon conversion of Working Capital Loans) are entitled to registration rights, requiring the Company to register such securities for resale. These holders will be entitled to certain demand and “piggyback” registration rights. However, the registration and shareholder rights agreement provide that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters received a cash underwriting discounts and commissions of 2.0% of the gross proceeds of the IPO, or $1,600,000.

Business Combination Marketing Agreement

At the closing of the IPO and in connection with the Business Combination, the Company and the underwriters entered into an agreement (the “Business Combination Marketing Agreement”), whereby the underwriters are to assist the Company in holding meetings with the Company’s shareholders to discuss potential Business Combination targets and the target business’s attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with the potential Business Combination, provide financial advisory services to assist the Company in its efforts to obtain any shareholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. Pursuant to the Business Combination Marketing Agreement, the marketing fee payable to the representatives will be 3.5% of the gross proceeds of the IPO, or $2,800,000, upon the consummation of our Business Combination.

Proposed Mobix Labs Transaction

The obligations of the Company and Mobix Labs to consummate the Proposed Mobix Labs Transaction are subject to the satisfaction or waiver of certain customary conditions to closing, including, among other things: (i) the expiration or termination of all applicable waiting periods (or any extension thereof) under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, (ii) the Company having at least $5,000,001 of net tangible assets after giving effect to the PIPE Investment in accordance with the terms of the PIPE Subscription Agreement and following the exercise by Public Shareholders of their redemption rights, (iii) approval by the required shareholders of the Company of the business combination agreement and the Proposed Mobix Labs Transaction, (iv) the absence of any law enacted or order issued or threatened in writing by a governmental authority having the effect of restricting or making the Proposed Mobix Labs Transaction illegal or otherwise prohibiting, restricting or making illegal the consummation of the Proposed Mobix Labs Transaction, (v) shareholder approval of the Company to extend the time period for it to consummate a Business Combination from January 22, 2023 to July 22, 2023, which shareholder approval has been obtained, (vi) the performance or compliance in all material respects by the parties with all of the agreements and covenants required to be performed by such party under the business combination agreement on or prior to the closing date, (vii) the resignation of certain officers and directors of the Company and Mobix Labs and (viii) the execution and delivery of the amended and restated registration rights agreement.

The business combination agreement may be terminated by the Company and/or Mobix Labs under certain circumstances at any time prior to the closing, notwithstanding any requisite approval and adoption of the business combination agreement and the Proposed Mobix Labs Transaction by the Mobix Labs stockholders or the Company, including, among others, (i) by the Company or Mobix Labs if the Closing has not occurred on or before July 22, 2023, (ii) by the Company if any Mobix Labs stockholder litigation is commenced or threatened in writing by a Mobix Labs stockholder at any time prior to the effective time and (iii) by the Company if Mobix Labs’ PCAOB audited financial statements were not delivered to the Company, in form and substance reasonably satisfactory to the Company, on or before December 15, 2022 (which right to terminate the business combination agreement under this clause (iii) is required to be exercised before the date of the initial public filing of the registration statement on Form S-4 relating to the Proposed Mobix Labs Transaction with the SEC).

PIPE Subscription Agreement

Pursuant to the PIPE Subscription Agreement, the Company has agreed and shall use its commercially reasonable efforts to file an SEC registration statement registering the shares of Class A Common Stock acquired by the PIPE Investor (the “PIPE Resale Registration Statement”) for public resale within 45 days of closing.

The Company also agreed to issue additional shares of Class A Common Stock to the PIPE Investor (the “Make-Whole Features”) in the event that the volume weighted average price per share of the Class A Common Stock during the 30-day period commencing on the date that is 30 days after the date on which the PIPE Resale Registration Statement is declared effective (the “Adjustment Period VWAP”) is less than $10.00 per share. In such case, the PIPE Investor will be entitled to receive a number of shares of Class A Common Stock equal to the product of (x) the number of shares of Class A Common Stock issued to the PIPE Investor at the closing of the subscription and held by the PIPE Investor through the date that is 30 days after the effective date of the PIPE Resale Registration Statement multiplied by (y) a fraction, (A) the numerator of which is $10.00 minus the Adjustment Period VWAP and (B) the denominator of which is the Adjustment Period VWAP. In the event that the Adjustment Period VWAP is less than $7.00, the Adjustment Period VWAP will be deemed to be $7.00.

The Company evaluated the accounting treatment for PIPE Subscription Agreement, which contains embedded Make-Whole Features, in accordance with ASC 480 and ASC 815 and has determined to account for the PIPE Subscription Agreement as a freestanding financial instrument and as a liability. The Company has concluded that, although the PIPE Subscription Agreement does not meet the definition of a liability under ASC 480, the PIPE Subscription Agreement should be classified as a liability (the “PIPE Derivative Liability”) upon the application of ASC 815-40 because (i) the number of additional shares issuable pursuant to the Make-Whole Features depends on whether there is an effective PIPE Resale Registration Statement (i.e., the Adjustment Period VWAP described above cannot be determined until the PIPE Resale Registration Statement has been declared effective) and (ii) an effective registration statement is not an input to the fair value option model for a fixed-for-fixed forward, which precludes the PIPE Subscription Agreement from being considered indexed to the Company’s own stock under Step 2 of the indexation guidance contained in ASC 815-40-15-7. As a result, the Company is required to measure the fair value of the PIPE Derivative Liability at the time the Company entered into the PIPE Subscription Agreement and at the end of each reporting period and is required to recognize the change in fair value in the Company’s operating results for the current period (See Note 8).